Guarantor/Non-Guarantor Condensed Consolidated Financial Information - Condensed Consolidating Statement of Comprehensive Loss (Detail) (USD $)	3 Months Ended								12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Schedule Of Condensed Consolidating Statement Of Operations [Line Items]
Contract revenue									$ 848,972,000	$ 817,204,000	$ 787,314,000
Direct contract expenses									669,504,000	632,831,000	603,481,000
Gross profit	42,822,000	46,633,000	46,319,000	43,694,000	47,673,000	46,472,000	46,681,000	43,547,000	179,468,000	184,373,000	183,833,000
Operating expenses									84,128,000	91,494,000	83,035,000
General and administrative									53,139,000	52,441,000	65,305,000
Operating income (loss)									42,201,000	40,438,000	35,493,000
Other income (expense):
Interest income									55,000	78,000	45,000
Interest expense									(75,700,000)	(74,934,000)	(73,919,000)
Other									(84,000)	(55,000)	32,000
Gain on debt extinguishment									3,913,000		939,000
Total other expenses									(71,816,000)	(74,911,000)	(72,903,000)
Income (loss) before taxes									(29,615,000)	(34,473,000)	(37,410,000)
Income tax expense									(6,977,000)	(6,974,000)	(6,974,000)
Net income (loss)	(9,353,000)	(7,087,000)	(9,131,000)	(11,021,000)	(9,526,000)	(8,866,000)	(10,245,000)	(12,810,000)	(36,592,000)	(41,447,000)	(44,384,000)
Other comprehensive income:
Post retirement actuarial gains									279,000	26,000	55,000
Comprehensive income (loss)									(36,313,000)	(41,421,000)	(44,329,000)
Parent [Member]
Schedule Of Condensed Consolidating Statement Of Operations [Line Items]
Contract revenue									839,608,000	802,664,000	769,467,000
Direct contract expenses									663,380,000	624,788,000	593,600,000
Gross profit									176,228,000	177,876,000	175,867,000
Operating expenses									81,838,000	88,736,000	79,871,000
General and administrative									52,491,000	52,123,000	64,374,000
Operating income (loss)									41,899,000	37,017,000	31,622,000
Other income (expense):
Interest income									55,000	78,000	45,000
Interest expense									(75,700,000)	(74,934,000)	(73,919,000)
Other									(200,000)	(63,000)	(535,000)
Gain on debt extinguishment									3,913,000		939,000
Equity in net income (loss) of subsidiaries									418,000	3,429,000	4,438,000
Total other expenses									(71,514,000)	(71,490,000)	(69,032,000)
Income (loss) before taxes									(29,615,000)	(34,473,000)	(37,410,000)
Income tax expense									(6,977,000)	(6,974,000)	(6,974,000)
Net income (loss)									(36,592,000)	(41,447,000)	(44,384,000)
Other comprehensive income:
Post retirement actuarial gains									279,000	26,000	55,000
Comprehensive income (loss)									(36,313,000)	(41,421,000)	(44,329,000)
Guarantor Companies [Member]
Schedule Of Condensed Consolidating Statement Of Operations [Line Items]
Contract revenue									8,627,000	14,015,000	17,025,000
Direct contract expenses									5,638,000	7,743,000	9,333,000
Gross profit									2,989,000	6,272,000	7,692,000
Operating expenses									1,972,000	2,531,000	3,076,000
General and administrative									604,000	156,000	620,000
Operating income (loss)									413,000	3,585,000	3,996,000
Other income (expense):
Other									116,000	9,000	568,000
Total other expenses									116,000	9,000	568,000
Income (loss) before taxes									529,000	3,594,000	4,564,000
Net income (loss)									529,000	3,594,000	4,564,000
Other comprehensive income:
Comprehensive income (loss)									529,000	3,594,000	4,564,000
Non-Guarantor Companies [Member]
Schedule Of Condensed Consolidating Statement Of Operations [Line Items]
Contract revenue									737,000	525,000	822,000
Direct contract expenses									486,000	300,000	548,000
Gross profit									251,000	225,000	274,000
Operating expenses									318,000	227,000	88,000
General and administrative									44,000	162,000	311,000
Operating income (loss)									(111,000)	(164,000)	(125,000)
Other income (expense):
Other										(1,000)	(1,000)
Total other expenses										(1,000)	(1,000)
Income (loss) before taxes									(111,000)	(165,000)	(126,000)
Net income (loss)									(111,000)	(165,000)	(126,000)
Other comprehensive income:
Comprehensive income (loss)									(111,000)	(165,000)	(126,000)
Eliminations [Member]
Other income (expense):
Equity in net income (loss) of subsidiaries									(418,000)	(3,429,000)	(4,438,000)
Total other expenses									(418,000)	(3,429,000)	(4,438,000)
Income (loss) before taxes									(418,000)	(3,429,000)	(4,438,000)
Net income (loss)									(418,000)	(3,429,000)	(4,438,000)
Other comprehensive income:
Comprehensive income (loss)									$ (418,000)	$ (3,429,000)	$ (4,438,000)